Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended
	Mar. 31, 2013 Segment	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2013 Minimum [Member]	Mar. 31, 2013 Continuing Operations [Member]	Mar. 31, 2012 Continuing Operations [Member]	Mar. 31, 2011 Continuing Operations [Member]	Mar. 31, 2013 Discontinued Operations [Member]	Mar. 31, 2012 Discontinued Operations [Member]	Mar. 31, 2011 Discontinued Operations [Member]
Schedule Of Significant Accounting Policies [Line Items]
Company's investment ownership percentage	20.00%
Advertising expenses						$ 231,171	$ 81,098	$ 99,130		$ 1,754	$ 2,279
Design and development costs						820,649	620,768	870,616		106,190	216,618
Shipping and handling costs						327,795	217,368	146,608		722,371	730,807
Inbound freight costs						21,434	20,922	32,566		70,279	9,781
Number of business segments	3
Warranty costs accrued	403,627	729,528	296,410	180,151
Minimum percentage of after tax profit set aside for general reserve	10.00%
Percentage of cumulative general reserve that of registered capital	50.00%
Minimum percentage of after tax profit set aside for statutory surplus reserve					10.00%
Percentage of statutory surplus reserve that of registered capital	50.00%
After tax income transferred to statutory reserve	$ 1,238,361